Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Vacation, convalescence and bonus accruals	$ 318	$ 211
Employees and payroll related	261	158
Short term operating lease liabilities	123
Accrued expenses and other	1,195	575
Accrued expenses and other liabilities, Total	$ 1,897	$ 944